EARNINGS PER SHARE - Computation of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator
Net income attributable to Wabtec shareholders	$ 48,948	$ 67,399	$ 72,025	$ 73,889	$ 46,328	$ 82,428	$ 90,485	$ 94,163	$ 262,261	$ 304,887	$ 398,628
Less: dividends declared - common shares and non-vested restricted stock									(42,218)	(32,430)	(26,963)
Undistributed earnings									$ 220,043	$ 272,457	$ 371,665
Percentage allocated to common shareholders (as a percent)									99.70%	99.70%	99.70%
Undistributed earnings allocated to common shareholders									$ 219,383	$ 271,640	$ 370,550
Add: dividends declared - common shares									42,092	32,333	26,875
Numerator for basic and diluted earnings per common share									$ 261,475	$ 303,973	$ 397,425
Denominator
Denominator for basic earnings per common share - weighted average shares (in shares)									95,453	90,359	96,074
Assumed conversion of dilutive stock-based compensation plans (in shares)									672	782	932
Denominator for diluted earnings per common shares - adjusted weighted average shares and assumed conversion (in shares)									96,125	91,141	97,006
Net income per common share attributable to Wabtec shareholders
Net income attributable to Wabtec shareholders, basic (in dollars per share)	$ 0.51	$ 0.70	$ 0.75	$ 0.77	$ 0.42	$ 0.92	$ 1.00	$ 1.03	$ 2.74	$ 3.37	$ 4.14
Net income attributable to Wabtec shareholders (in dollars per share)	$ 0.51	$ 0.70	$ 0.75	$ 0.77	$ 0.42	$ 0.91	$ 1.00	$ 1.02	$ 2.72	$ 3.34	$ 4.10
Basic weighted average common shares outstanding and non rested restricted stock expected to vest (in shares)									95,740	90,627	96,388